UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
Address:   11601 Wilshire Boulevard
           Suite 2080
           ------------------------------------------

Form  13F  File  Number:  28-7476
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  (310) 473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                    Los Angeles, CA                   5/31/2001
----------------                    ---------------                   ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           70
                                              -----------

Form  13F  Information  Table  Value  Total:  $   314,529
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
AOL Time Warner                COM              00184A105      278    6925 SH       Sole                 0      0   6475
AT&T                           COM              001957109      248   11650 SH       Sole                 0      0  10950
Abbott Laboratories            COM              002824100     1284   27200 SH       Sole                 0      0  27200
American Express               COM              025816109      860   20820 SH       Sole                 0      0  20820
American Home Products         COM              026609107     3848   65500 SH       Sole             10000  30000  25500
American Int'l Group           COM              026874107    11803  146622 SH       Sole              3000  10775 132047
Applera Corp-Applied Biosytems COM              038020103      477   17200 SH       Sole                 0      0  17200
Applera Corp-Celera Genomics   COM              038020202     7197  233285 SH       Sole             16000  64400 151985
Applied Materials              COM              038222105      278    6400 SH       Sole                 0      0   6400
Armor Holdings Inc.            COM              042260109     6706  381050 SH       Sole                 0   4300 375850
BP Amoco PLC - Spons ADR       COM              055622104      672   13549 SH       Sole                 0      0  13549
BankAmerica Corp               COM              060505104     3620   66111 SH       Sole             10000  44000  12111
Boeing                         COM              097023105      685   12300 SH       Sole                 0      0  11900
Bristol-Myers Squibb           COM              110122108     3871   65166 SH       Sole                 0      0  65166
Charles Schwab                 COM              808513105     3077  199561 SH       Sole                 0   3250 195611
Chevron                        COM              166751107      544    6196 SH       Sole                 0      0   6196
Cisco Systems                  COM              17275R102     5399  341461 SH       Sole                 0   2100 337761
Citigroup                      COM              172967101     7601  168983 SH       Sole              8900  21000 137883
Clorox Corp                    COM              189054109      692   22000 SH       Sole                 0      0  22000
Coca Cola                      COM              191216100     4325   95779 SH       Sole                 0   1550  93129
Comcast -Spec. CL A            COM              200300200     8590  204835 SH       Sole                 0   3150 200085
Deere                          COM              244199105      404   11118 SH       Sole                 0      0  11118
Disney Walt                    COM              254687106     2202   77008 SH       Sole                 0      0  77008
Dow Chemical                   COM              260543103      332   10527 SH       Sole                 0      0  10527
Du Pont                        COM              263534109       98    2400 SH       Sole                 0      0   2400
Emerson Electric               COM              291011104      498    8026 SH       Sole                 0      0   8026
Enron                          COM              293561106      310    5328 SH       Sole                 0      0   5328
Equitable Resources            COM              294549100      202    2925 SH       Sole                 0      0   2925
Exxon Mobil                    COM              30231g102     6953   85840 SH       Sole                 0      0  85440
General Electric               COM              369604103    17653  421725 SH       Sole             13000  23400 384025
General Mills                  COM              370334104      413    9600 SH       Sole                 0      0   9600
General Motors                 COM              370442105     2421   46692 SH       Sole             11000   8000  27092
Gillette                       COM              375766102      792   25400 SH       Sole                 0      0  25400
Glaxo Wellcome Plc-Sponsored A COM              37733W105      272    5200 SH       Sole                 0      0   5200
Hewlett Packard Co             COM              428236103     5427  173565 SH       Sole              8000  23100 141165
Home Depot                     COM              437076102     7712  178925 SH       Sole                 0   1650 176175
Intel                          COM              458140100     6658  253045 SH       Sole             11600   2420 237525
International Business Machine COM              459200101     1916   19924 SH       Sole                 0      0  19424
JP Morgan Chase & Co           COM              46625H100    13348  297282 SH       Sole             10000  30180 255807
Johnson & Johnson              COM              478160104     4196   47972 SH       Sole              5000  20000  22572
Langer Biomechanics Group      COM              515707107      246   49180 SH       Sole                 0      0  49180
Lilly Eli                      COM              532457108      245    3200 SH       Sole                 0      0   3200
Loews                          COM              540424108      503    8460 SH       Sole                 0      0   8460
Lucent Technologies            COM              549463107      496   49768 SH       Sole             13000      0  36768
McDonalds                      COM              580135101      948   35700 SH       Sole                 0      0  35700
Merck                          COM              589331107    18006  237228 SH       Sole              8500  22000 205828
Microsoft                      COM              594918104     4156   76002 SH       Sole                 0      0  75602
Minnesota Mining & Manufacturi COM              604059105     9626   92650 SH       Sole              3000   9200  79850
Motorola                       COM              620076109      330   23133 SH       Sole                 0      0  23133
Navistar International         COM              63934E108      317   13900 SH       Sole                 0      0  13900
Netspeak Corp.                 COM              64115D109      335  382950 SH       Sole             63000 183000 136950
Nextel Communications          COM              65332V103     3466  241140 SH       Sole              4000   3700 231840
Nextwave Telecom               COM              461713208  ?         15000 SH       Sole                 0      0  15000
Pepsico                        COM              713448108      769   17500 SH       Sole                 0      0  17500
Pfizer                         COM              717081103     3806   92935 SH       Sole                 0      0  92135
Pharmacia Corp                 COM              71713u102     2584   51300 SH       Sole              8900  25000  17400
Philip Morris                  COM              718154107     1670   35204 SH       Sole                 0      0  35204
Procter & Gamble               COM              742718109      263    4200 SH       Sole                 0      0   4200
Royal Dutch Petroleum          COM              780257804      459    8272 SH       Sole                 0      0   8272
SBC Communications             COM              78387G103      668   14960 SH       Sole                 0      0  14960
Schering Plough                COM              806605101      852   23328 SH       Sole                 0      0  23328
Sealed Air New                 COM              81211K100      493   14800 SH       Sole                 0      0  14800
Sun Microsystems               COM              866810104      144    9400 SH       Sole                 0      0   9400
Sysco                          COM              871829107      289   10890 SH       Sole                 0      0  10890
Texas Instruments              COM              882508104     1834   59200 SH       Sole             13000  30000  16200
United Technologies            COM              913017109    12237  166950 SH       Sole             10000  31750 124400
Value Line Inc.                COM              920437100     4435  106225 SH       Sole                 0   1200 104625
Verizon Communications         COM              92343v104      530   10750 SH       Sole                 0      0  10750
Viacom Class B                 COM              925524308      416    9461 SH       Sole                 0      0   9461
Wal-Mart Stores                COM              931142103      545   10800 SH       Sole                 0      0  10800